Deferred tax - Components of deferred income tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax
Deferred tax assets	$ 268	$ 283
Available for offset	(204)	(221)
Net deferred tax assets after offset	64	62
Deferred tax liabilities	(345)	(357)
Available for offset	204	221
Net Deferred tax liabilities After offset	(141)	(136)
Tax losses
Deferred income tax
Deferred tax assets	53	39
Employee benefit obligations
Deferred income tax
Deferred tax assets	19	23
Depreciation timing differences (including leases)
Deferred income tax
Deferred tax assets	123	147
Provisions
Deferred income tax
Deferred tax assets	29	29
Other
Deferred income tax
Deferred tax assets	44	45
Deferred tax liabilities	(14)	(16)
Intangible assets
Deferred income tax
Deferred tax liabilities	(85)	(101)
Accelerated depreciation and other fair value adjustments (including leases)
Deferred income tax
Deferred tax liabilities	$ (246)	$ (240)